UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23698

FORTUNE V SEPARATE ACCOUNT

(Exact name of registrant as specified in charter)

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Address of principal executive offices)(Zip code)

Jose C. Benitez

C/O Universal Life Insurance Company

Metro Office Park, Street 1, Lot 10

Guaynabo, PR 00968

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (787) 706-7337

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

Item 1. Report to Stockholders.

(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”).

FORTUNE V SEPARATE ACCOUNT

OF

UNIVERSAL LIFE INSURANCE COMPANY

Annual Report

December 31, 2021

Proxy Voting Policies and Procedures

A description of the proxy voting policies and procedures of the Fortune V Separate Account is included in the Statement of Additional Information which is available without charge, upon request: (i) by calling 1-787-706-7337; or (ii) on the SEC’s website at www.sec.gov. In addition, the Fortune V Separate Account is required to file Form N-PX, with the complete proxy voting record for the most recent twelve months ended June 30, no later than August 31 of each year. Form N-PX for the twelve months ended June 30, 2021, is available without charge, upon request by calling 1-787-706-7337 and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings

Each fiscal quarter, Fortune V Separate Account will file with the SEC a complete schedule of monthly portfolio holdings on Form N-PORT. The Subaccounts’ holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at http://www.sec.gov within 60 days of the end of the fiscal quarter.

UNIVERSAL LIFE INSURANCE COMPANY

Metro Office Park Street 1, Lot 10
Guaynabo, PR 00968

To Contract Holders with Interests in the

Fortune V Separate Account Funds:

We are pleased to present the most recent annual report for the Fortune V Separate Account. As required under applicable law, we are sending this annual report to contract holders of Universal VIA Annuity Contracts issued by Universal Life Insurance Company with unit interests in the Fortune V Separate Account, which invests its assets in the Universal VIA Asset Allocation Portfolios.

Please call Universal Life Insurance Company, at (787) 706-7095 if you have any questions regarding these reports.

Disclosure of Expenses

UNIT HOLDER EXPENSES

Universal VIA Asset Allocation Portfolios (each individually, a “Subaccount” and collectively, the “Subaccounts”) is a separate account established by Universal Life Insurance Company (“ULICO”), and is used as an investment vehicle under certain tax-deferred annuity contracts issued by ULICO. Each Subaccount invests in underlying investments in mutual funds based on specific asset allocation objectives. Subaccount contract holders bear the costs of operating the Subaccount (such as the advisory fee).

The following examples are intended to help you understand your ongoing costs (in dollars and cents) of investing in the Subaccounts and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $1,000 invested at July, 1 2021, and held for the entire six-month period until December 31, 2021.

ACTUAL EXPENSES

The information in the table below provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class titled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information in the table below provides information about hypothetical account values and hypothetical expenses based on the Subaccounts’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Subaccounts’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Subaccount versus other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

		Actual Expense		Hypothetical Expenses [A]
Subaccount	Beginning Account Value July 1, 2021	Ending Account Value December 31, 2021	Expenses Paid During Period [B]	Ending Account Value December 31, 2021	Expenses Paid During Period [B]	Net Annualized Expense Ratio [C] [D]
Universal VIA Conservative Allocation	$1,000.00	$1,003.67	$10.33	$1,014.90	$10.39	2.04%
Universal VIA Moderate Allocation	1,000.00	1,004.70	10.07	1,015.16	10.12	1.99
Universal VIA Moderate Growth Allocation	1,000.00	1,005.55	10.58	1,014.66	10.63	2.09
Universal VIA Growth Allocation	1,000.00	1,008.91	11.20	1,014.05	11.23	2.21
Universal VIA International Mod Growth Alloc	1,000.00	993.92	12.26	1,012.91	12.38	2.44
Universal Money Market	1,000.00	998.31	12.02	1,013.17	12.11	2.39

[A]	5% return per year before expenses.
[B]	Expenses are calculated using each Subaccount’s net annualized expense ratios, as disclosed in the table, multiplied by the average account value for the period, multiplied by the number of days in the period (184 days), and divided by the number of days in the year (365 days).
[C]	Net annualized expense ratios, as disclosed in the table, do not include the expenses of the underlying investments in which the Subaccounts invest. The total annual expenses, as stated in the fee table of the Subaccounts’ Prospectus, may differ from the expense ratios disclosed in this report.
[D]	Net annualized expense ratios are reflective of applicable fee waivers and/or reimbursements and recapture, if any, and based on the most recent six- months which may differ from the net expense ratio displayed in the Financial Highlights that covers a twelve-month period.

Schedules of Investment Composition

At December 31, 2021

Fortune V Separate Account – Universal VIA Conservative Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	25.16%
Fixed Income Funds	75.04
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.20)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	41.24%
Fixed Income Funds	58.93
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.17)
Total	100.00%

Fortune V Separate Account – Universal VIA Moderate Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	73.75%
Fixed Income Funds	26.44
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.19)
Total	100.00%

Fortune V Separate Account – Universal VIA Growth Allocation

Asset Allocation	Percentage of Net Assets
Equity Funds	100.21%
Fixed Income Funds	-
Alternative	-
Money Market Fund	-
Net Other Assets (Liabilities)	(0.21)
Total	100.00%

Schedules of Investment Composition

At December 31, 2021

Fortune V Separate Account – Universal VIA International Mod Growth Alloc

Asset Allocation	Percentage of Net Assets
Equity Funds	99.95%
Fixed Income Funds	-
Alternative	-
Money Market Fund	0.31
Net Other Assets (Liabilities)	(0.26)
Total	100.00%

Fortune V Separate Account – Universal Money Market

Asset Allocation	Percentage of Net Assets
Equity Funds	-%
Fixed Income Funds	-
Alternative	-
Money Market Fund	100.34
Net Other Assets (Liabilities)	(0.34)
Total	100.00%

Fortune V Separate Account - Universal VIA Conservative Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 25.16%
Transamerica Capital Growth I2	95,328	1,269,774
Transamerica Emerging Markets Opps I2	162,900	1,656,696
Transamerica Energy Infrastructure I2	247,197	1,609,256
Transamerica Global Alloc Liquid Trust	50	115
Transamerica International Equity I2	98,999	2,091,846
Transamerica International Growth I2	162,909	1,580,221
Transamerica International Sm Cp Val I2	33,085	515,131
Transamerica International Stock I2	100,399	1,099,374
Transamerica Large Cap Value I2	209,026	2,955,629
Transamerica Mid Cap Growth I2	5,539	55,941
Transamerica Mid Cap Value I2	60,953	682,066
Transamerica Mid Cap Value Opps I2	45,235	537,850
Transamerica Small Cap Growth I2	64,424	558,555
Transamerica Small Cap Value I2	64,197	476,986
Transamerica Sustainable Equity Inc I2	269,540	2,210,224
Transamerica US Growth I2	115,333	3,472,676
		20,772,340

Fixed Income Funds: 75.04%
Transamerica Bond I2	106,340	1,009,165
Transamerica Core Bond I2	1,466,436	14,547,043
Transamerica Emerging Markets Debt I2	84,006	866,940
Transamerica Inflation Opps I2	459,268	5,139,204
Transamerica Intermediate Bond I2	1,262,601	12,828,022
Transamerica Short-Term Bond I2	779,139	7,869,303
Transamerica Total Return I2	1,925,984	19,683,555
		61,943,232

Total Investments - Unaffiliated (Cost: $82,771,129)		82,715,572

Total Investments (Cost: $82,771,129)		$82,715,572
Net Other Assets (Liabilities): -(0.20)%		(169,683)
Net Assets: 100%		$82,545,889

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$82,715,572	$-	$-	$82,715,572
Total Investments	$82,715,572	$-	$-	$82,715,572

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal VIA Moderate Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 41.24%
Transamerica Capital Growth I2	800,538	$10,663,163
Transamerica Emerging Markets Opps I2	1,093,664	11,122,561
Transamerica Energy Infrastructure I2	1,209,736	7,875,384
Transamerica Global Alloc Liquid Trust	148	341
Transamerica International Equity I2	652,714	13,791,855
Transamerica International Growth I2	1,573,153	15,259,581
Transamerica International Sm Cp Val I2	263,778	4,107,017
Transamerica International Stock I2	379,454	4,155,022
Transamerica Large Cap Value I2	1,102,527	15,589,732
Transamerica Mid Cap Growth I2	17,596	177,720
Transamerica Mid Cap Value I2	282,759	3,164,069
Transamerica Mid Cap Value Opps I2	178,964	2,127,880
Transamerica Small Cap Growth I2	432,531	3,750,045
Transamerica Small Cap Value I2	357,490	2,656,151
Transamerica Sustainable Equity Inc I2	1,963,969	16,104,548
Transamerica US Growth I2	520,912	15,684,647
		126,229,716

Fixed Income Funds: 58.93%
Transamerica Bond I2	288,303	2,735,991
Transamerica Core Bond I2	4,452,580	44,169,594
Transamerica Emerging Markets Debt I2	320,084	3,303,267
Transamerica Inflation Opps I2	1,325,125	14,828,149
Transamerica Intermediate Bond I2	3,164,613	32,152,467
Transamerica Short-Term Bond I2	1,946,187	19,656,489
Transamerica Total Return I2	6,217,736	63,545,262
		180,391,219

Total Investments - Unaffiliated (Cost: $298,240,530)		$306,620,935

Total Investments (Cost: $298,240,530)		$306,620,935
Net Other Assets (Liabilities): -(0.17)%		(510,485)
Net Assets: 100%		$306,110,450

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$306,620,935	$-	$-	$306,620,935
Total Investments	$306,620,935	$-	$-	$306,620,935

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal VIA Moderate Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 73.75%
Transamerica Capital Growth I2	437,121	$5,822,456
Transamerica Emerging Markets Opps I2	468,299	4,762,596
Transamerica Energy Infrastructure I2	346,060	2,252,853
Transamerica Global Alloc Liquid Trust	50	116
Transamerica International Equity I2	274,881	5,808,236
Transamerica International Growth I2	559,910	5,431,131
Transamerica International Sm Cp Val I2	106,897	1,664,389
Transamerica International Stock I2	85,603	937,354
Transamerica Large Cap Value I2	525,430	7,429,575
Transamerica Mid Cap Growth I2	67,485	681,602
Transamerica Mid Cap Value I2	129,977	1,454,445
Transamerica Mid Cap Value Opps I2	70,219	834,905
Transamerica Small Cap Growth I2	133,027	1,153,347
Transamerica Small Cap Value I2	124,019	921,458
Transamerica Sustainable Equity Inc I2	858,603	7,040,547
Transamerica US Growth I2	225,718	6,796,377
		52,991,387

Fixed Income Funds: 26.44%
Transamerica Bond I2	85,868	814,884
Transamerica Core Bond I2	480,495	4,766,512
Transamerica Emerging Markets Debt I2	78,879	814,034
Transamerica Inflation Opps I2	123,510	1,382,082
Transamerica Intermediate Bond I2	340,447	3,458,938
Transamerica Short-Term Bond I2	124,571	1,258,172
Transamerica Total Return I2	636,437	6,504,387
		18,999,009

Total Investments - Unaffiliated (Cost: $67,925,470)		$71,990,396

Total Investments (Cost: $67,925,470)		$71,990,396
Net Other Assets (Liabilities): -(0.19)%		(141,581)
Net Assets: 100%		$71,848,815

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$71,990,396	$-	$-	$71,990,396
Total Investments	$71,990,396	$-	$-	$71,990,396

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal VIA Growth Allocation

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 100.21%
Transamerica Capital Growth I2	333,986	$4,448,689
Transamerica Emerging Markets Opps I2	360,789	3,669,227
Transamerica Energy Infrastructure I2	277,341	1,805,487
Transamerica Global Alloc Liquid Trust	25	58
Transamerica International Equity I2	276,780	5,848,369
Transamerica International Growth I2	429,504	4,166,192
Transamerica International Sm Cp Val I2	87,793	1,366,933
Transamerica International Stock I2	16,756	183,477
Transamerica Large Cap Value I2	447,463	6,327,124
Transamerica Mid Cap Growth I2	36,936	373,049
Transamerica Mid Cap Value I2	139,561	1,561,691
Transamerica Mid Cap Value Opps I2	78,157	929,289
Transamerica Small Cap Growth I2	151,394	1,312,584
Transamerica Small Cap Value I2	88,007	653,895
Transamerica Sustainable Equity Inc I2	715,572	5,867,689
Transamerica US Growth I2	171,190	5,154,536
		43,668,289

Total Investments - Unaffiliated (Cost: $40,123,747)		43,668,289

Total Investments (Cost: $40,123,747)		$43,668,289
Net Other Assets (Liabilities): -(0.21)%		(92,493)
Net Assets: 100%		$43,575,796

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$43,668,289	$-	$-	$43,668,289
Total Investments	$43,668,289	$-	$-	$43,668,289

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal VIA International Mod Growth Alloc

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Equity Funds: 99.95%
Transamerica Emerging Markets Opps I2	171,743	$1,746,625
Transamerica Global Alloc Liquid Trust	8	19
Transamerica International Equity I2	95,464	2,017,161
Transamerica International Growth I2	237,804	2,306,694
Transamerica International Sm Cp Val I2	97,374	1,516,108
Transamerica International Stock I2	4,999	54,740
		7,641,347

Money Market Fund: 0.31%
Transamerica Money Mkt	24,012	24,012
		24,012

Total Investment Companies (Cost: $6,723,008)		$7,665,359

Total Investments (Cost: $6,723,008)		$7,665,359
Net Other Assets (Liabilities): -(0.26)%		(20,020)
Net Assets: 100%		$7,645,339

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$7,665,359	$-	$-	$7,665,359
Total Investments	$7,665,359	$-	$-	$7,665,359

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

Fortune V Separate Account - Universal Money Market

SCHEDULE OF INVESTMENTS

At December 31, 2021

	Shares	Value
INVESTMENTS - UNAFFILIATED: 100.00%
Money Market Fund: 100.34%
Transamerica Government Money Market I2	3,759,014	3,759,014
		3,759,014

Total Investments - Unaffiliated (Cost: $3,759,013)		$3,759,014

Total Investments (Cost: $3,759,013)		$3,759,014
Net Other Assets (Liabilities): -(0.34)%		(12,592)
Net Assets: 100%		$3,746,422

INVESTMENT VALUATION:

Valuation Inputs [A]

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investments - unaffiliated	$3,759,014	$-	$-	$3,759,014
Total Investments	$3,759,014	$-	$-	$3,759,014

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

[A]	There were no transfers in or out of Level 3 during the period ended December 31, 2021. Please reference the Investment Valuation section of the Notes to Financial Statements for more information regarding investment valuation and pricing inputs.

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF ASSETS AND LIABILITIES

At December 31, 2021

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Assets:
Investments, at value [A]	$82,715,572	$306,620,935	$71,990,396	$43,668,289	$7,665,359	$3,759,014
Cash	-	-	-	-	-	-
Receivables and other assets:
Dividend income	10,339	22,921	3,124	-	-	-
Receivable for investments sold	86,039	319,157	74,887	45,488	7,929	3,917
Units sold	9	35	2	-	-	-
Other receivables	219	736	103	-	1,898	-
Total assets	82,812,178	306,963,785	72,068,512	43,713,777	7,675,187	3,762,930

Liabilities:
Payables and other liabilities:
Payable for investments purchased	10,339	22,921	3,124	-	-	-
Units redeemed	86,039	319,157	74,887	45,488	7,929	3,917
Accrued expenses	169,911	511,257	141,686	92,493	21,918	12,592
Total liabilities	266,290	853,335	219,697	137,981	29,848	16,508
Net assets	$82,545,889	$306,110,450	$71,848,815	$43,575,796	$7,645,339	$3,746,422

Net assets consist of:
Costs of accumulation units	$-	$-	$-	$-	$-	$-
Total distributable earnings	82,545,889	306,110,450	71,848,815	43,575,796	7,645,339	3,746,422
Net assets	$82,545,889	$306,110,450	$71,848,815	$43,575,796	$7,645,339	$3,746,422

Investments, at cost	$82,771,129	$298,240,530	$67,925,470	$40,123,747	$6,723,008	$3,759,013

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF OPERATIONS

For the year ended December 31, 2021

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
Investment income:
Dividend income	$1,746,755	$6,261,779	$1,186,286	$634,000	$198,385	$12,308

Expenses:
Mortality Expense	1,318,804	4,768,499	1,099,438	691,504	124,050	73,421
Advisory Fees	301,720	1,100,505	248,762	148,548	27,094	16,169
Management Fees	86,206	314,430	71,075	42,442	7,741	-
Custodian Fees	53,005	53,005	56,838	45,829	28,003	21,615
Net investment income (loss):	(12,981)	25,340	(289,826)	(294,323)	11,497	(98,898)

Net realized gain (loss) on:
Unaffiliated Investments	5,076,097	20,790,370	6,957,208	5,208,113	415,181	(0)

Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	(3,871,593)	(9,587,358)	(965,194)	(95,076)	3,695	1
Net realized and change in unrealized gain	1,204,504	11,203,012	5,992,013	5,113,037	418,876	0
Net increase (decrease) in net assets resulting from operations	$1,191,523	$11,228,352	$5,702,187	$4,818,714	$430,374	$(98,897)

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2021

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
From operations:
Net investment (loss)	$(12,981)	$25,340	$(289,826)	$(294,323)	$11,497	$(98,898)
Net realized gain (loss)	5,076,097	20,790,370	6,957,208	5,208,113	415,181	(0)
Net change in unrealized appreciation (depreciation)	(3,871,593)	(9,587,358)	(965,194)	(95,076)	3,695	1
Net increase (decrease) in net assets resulting from operations	1,191,523	11,228,352	5,702,187	4,818,714	430,374	(98,897)

Unit transactions:
Units sold	1,777,083	6,106,428	3,356,375	3,336,322	614,793	1,365,854
Units redeemed	(9,599,851)	(25,715,228)	(4,159,102)	(3,052,895)	(888,946)	(3,111,476)
Net increase (decrease) in net assets resulting from unit transactions	(7,822,768)	(19,608,800)	(802,727)	283,427	(274,153)	(1,745,622)

Net increase (decrease) in net assets	(6,631,246)	(8,380,447)	4,899,460	5,102,141	156,221	(1,844,519)

Net assets:
Beginning of period	89,177,134	314,490,898	66,949,355	38,473,655	7,489,118	5,590,941
End of period	$82,545,889	$306,110,450	$71,848,815	$43,575,796	$7,645,339	$3,746,422

Unit transactions - shares:
Units sold	97,378	302,244	143,108	135,835	35,379	147,032
Units redeemed	(593,320)	(1,491,471)	(223,362)	(151,554)	(58,537)	(343,051)
Net increase (decrease)	(495,942)	(1,189,227)	(80,254)	(15,719)	(23,158)	(196,019)

The Notes to Financial Statements are an integral part of this report.

STATEMENTS OF CHANGES IN NET ASSETS

For the year ended December 31, 2020

	Universal VIA Conservative Allocation	Universal VIA Moderate Allocation	Universal VIA Moderate Growth Allocation	Universal VIA Growth Allocation	Universal VIA International Mod Growth Alloc	Universal Money Market
From operations:
Net investment (loss)	$(274,604)	$(1,172,694)	$(391,004)	$(283,958)	$(86,700)	$(102,799)
Net realized gain (loss)	(2,511,310)	(9,318,169)	1,635,721	1,185,260	(40,232)	0
Net change in unrealized appreciation (depreciation)	5,144,438	27,556,836	7,739,178	5,451,423	925,884	0
Net increase (decrease) in net assets resulting from operations	2,358,524	17,065,972	8,983,895	6,352,725	798,952	(102,799)

Unit transactions:
Units sold	5,935,504	8,256,459	3,360,061	5,420,599	331,073	7,162,651
Units redeemed	(17,329,603)	(47,000,816)	(7,324,028)	(2,355,716)	(597,511)	(6,294,297)
Net increase (decrease) in net assets resulting from unit transactions	(11,394,099)	(38,744,357)	(3,963,967)	3,064,884	(266,439)	868,355

Net increase (decrease) in net assets	(9,035,575)	(21,678,384)	5,019,928	9,417,609	532,514	765,556

Net assets:
Beginning of period	98,212,710	336,169,282	61,929,426	29,056,046	6,956,605	4,825,386
End of period	$89,177,134	$314,490,898	$66,949,355	$38,473,655	$7,489,118	$5,590,941

Unit transactions - shares:
Units sold	695,254	931,933	371,270	640,879	57,273	1,535,933
Units redeemed	(2,189,108)	(5,738,704)	(891,822)	(313,865)	(104,670)	(1,368,397)
Net increase (decrease)	(1,493,854)	(4,806,771)	(520,552)	327,014	(47,397)	167,536

The Notes to Financial Statements are an integral part of this report.

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.40%
	Year Ending Dec. 31, 2021	Year Ending Dec. 31, 2020	Year Ending Dec. 31, 2019	Year Ending Dec. 31, 2018[C]	Year Ending Dec. 31, 2017[C]
Accumulation unit value at beginning of year	$14.55	$14.11	$12.74	$13.51	$12.50
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.22)	(0.28)	0.55	(1.44)	0.47
Net increase (decrease) in accumulation unit value	0.22	0.44	1.37	(0.77)	1.01
Accumulation unit value at end of year	$14.77	$14.55	$14.11	$12.74	$13.51
Total return	1.51%	3.12%	10.75%	(5.70)%	8.08%
Net assets, end of year (000’s)	48,999	51,068	51,533	51,492	58,015
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

	Universal VIA Conservative Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$14.10	$13.70	$12.39	$13.17	$12.21
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.26)	(0.32)	0.49	(1.45)	0.42
Net increase (decrease) in accumulation unit value	0.18	0.40	1.31	(0.78)	0.96
Accumulation unit value at end of year	$14.28	$14.10	$13.70	$12.39	$13.17
Total return	1.28%	2.92%	10.57%	(5.92)%	7.86%
Net assets, end of year (000’s)	2,886	3,574	4,664	4,302	3,945
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$14.42	$14.02	$12.69	$13.49	$12.52
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.26)	(0.32)	0.51	(1.47)	0.43
Net increase (decrease) in accumulation unit value	0.18	0.40	1.33	(0.80)	0.97
Accumulation unit value at end of year	$14.60	$14.42	$14.02	$12.69	$13.49
Total return	1.25%	2.85%	10.48%	(5.93)%	7.75%
Net assets, end of year (000’s)	6,095	6,474	8,053	9,669	12,667
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

	Universal VIA Conservative Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$13.56	$13.20	$11.98	$12.76	$11.86
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.30)	(0.36)	0.40	(1.45)	0.36
Net increase (decrease) in accumulation unit value	0.14	0.36	1.22	(0.78)	0.90
Accumulation unit value at end of year	$13.70	$13.56	$13.20	$11.98	$12.76
Total return	1.03%	2.73%	10.18%	(6.11)%	7.59%
Net assets, end of year (000’s)	839	846	1,189	2,048	3,515
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$13.35	$13.01	$11.81	$12.59	$11.72
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.32)	(0.38)	0.38	(1.45)	0.33
Net increase (decrease) in accumulation unit value	0.12	0.34	1.20	(0.78)	0.87
Accumulation unit value at end of year	$13.47	$13.35	$13.01	$11.81	$12.59
Total return	0.90%	2.61%	10.16%	(6.20)%	7.42%
Net assets, end of year (000’s)	2,353	2,589	6,587	6,884	9,612
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

	Universal VIA Conservative Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$12.93	$12.63	$11.49	$12.28	$11.45
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.34)	(0.42)	0.32	(1.46)	0.29
Net increase (decrease) in accumulation unit value	0.10	0.30	1.14	(0.79)	0.83
Accumulation unit value at end of year	$13.03	$12.93	$12.63	$11.49	$12.28
Total return	0.77%	2.38%	9.92%	(6.43)%	7.25%
Net assets, end of year (000’s)	1,132	1,137	1,125	682	655
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$14.32	$13.90	$12.56	$13.34	$12.36
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.24)	(0.30)	0.52	(1.45)	0.44
Net increase (decrease) in accumulation unit value	0.20	0.42	1.34	(0.78)	0.98
Accumulation unit value at end of year	$14.52	$14.32	$13.90	$12.56	$13.34
Total return	1.40%	3.02%	10.67%	(5.85)%	7.93%
Net assets, end of year (000’s)	4,866	5,184	6,753	7,507	9,708
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

	Universal VIA Conservative Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$13.88	$13.50	$12.23	$13.00	$12.07
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.27)	(0.34)	0.45	(1.44)	0.39
Net increase (decrease) in accumulation unit value	0.17	0.38	1.27	(0.77)	0.93
Accumulation unit value at end of year	$14.05	$13.88	$13.50	$12.23	$13.00
Total return	1.22%	2.81%	10.38%	(5.92)%	7.71%
Net assets, end of year (000’s)	874	952	1,121	1,101	1,307
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Conservative Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$13.77	$13.40	$12.14	$12.92	$12.00
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.28)	(0.35)	0.44	(1.45)	0.38
Net increase (decrease) in accumulation unit value	0.16	0.37	1.26	(0.78)	0.92
Accumulation unit value at end of year	$13.93	$13.77	$13.40	$12.14	$12.92
Total return	1.16%	2.76%	10.38%	(6.04)%	7.67%
Net assets, end of year (000’s)	12,254	14,516	15,064	17,530	26,721
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

	Universal VIA Conservative Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$13.35	$13.01	$11.81	$12.59	$11.72
Net Investment Income [A]	0.44	0.72	0.82	0.67	0.54
Net realized and unrealized gains (losses) on securities	(0.32)	(0.38)	0.38	(1.45)	0.33
Net increase (decrease) in accumulation unit value	0.12	0.34	1.20	(0.78)	0.87
Accumulation unit value at end of year	$13.47	$13.35	$13.01	$11.81	$12.59
Total return	0.90%	2.61%	10.16%	(6.20)%	7.42%
Net assets, end of year (000’s)	2,196	2,797	2,074	2,438	3,258
Expenses to average net assets [B]	2.04%	2.07%	2.07%	2.07%	2.09%
Net investment income to average net assets	2.71%	2.65%	2.41%	2.52%	2.03%
Portfolio turnover rate	2.07%	6.51%	3.68%	3.80%	4.66%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$15.87	$14.94	$13.19	$14.26	$12.83
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.37	0.37	1.20	(1.54)	1.16
Net increase (decrease) in accumulation unit value	0.59	0.93	1.75	(1.07)	1.43
Accumulation unit value at end of year	$16.46	$15.87	$14.94	$13.19	$14.26
Total return	3.72%	6.22%	13.27%	(7.50)%	11.15%
Net assets, end of year (000’s)	178,311	181,575	186,091	168,570	182,877
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

	Universal VIA Moderate Allocation, B Share, M&E 1.40%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$15.38	$14.51	$12.84	$13.91	$12.54
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.32	0.31	1.12	(1.54)	1.10
Net increase (decrease) in accumulation unit value	0.54	0.87	1.67	(1.07)	1.37
Accumulation unit value at end of year	$15.92	$15.38	$14.51	$12.84	$13.91
Total return	3.51%	6.00%	13.01%	(7.69)%	10.93%
Net assets, end of year (000’s)	21,942	22,480	23,070	20,444	24,120
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$15.73	$14.85	$13.14	$14.25	$12.85
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.33	0.32	1.16	(1.58)	1.13
Net increase (decrease) in accumulation unit value	0.55	0.88	1.71	(1.11)	1.40
Accumulation unit value at end of year	$16.28	$15.73	$14.85	$13.14	$14.25
Total return	3.50%	5.93%	13.01%	(7.79)%	10.89%
Net assets, end of year (000’s)	19,776	20,391	21,141	22,158	32,604
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

	Universal VIA Moderate Allocation, B Share, M&E 1.65%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$15.30	$14.48	$12.84	$13.94	$12.60
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.28	0.26	1.09	(1.57)	1.07
Net increase (decrease) in accumulation unit value	0.50	0.82	1.64	(1.10)	1.34
Accumulation unit value at end of year	$15.80	$15.30	$14.48	$12.84	$13.94
Total return	3.27%	5.66%	12.77%	(7.89)%	10.63%
Net assets, end of year (000’s)	4,673	4,807	8,817	9,496	12,534
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$14.56	$13.78	$12.23	$13.30	$12.03
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.24	0.22	1.00	(1.54)	1.00
Net increase (decrease) in accumulation unit value	0.46	0.78	1.55	(1.07)	1.27
Accumulation unit value at end of year	$15.02	$14.56	$13.78	$12.23	$13.30
Total return	3.16%	5.66%	12.67%	(8.05)%	10.56%
Net assets, end of year (000’s)	5,238	4,917	4,967	5,405	7,853
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

	Universal VIA Moderate Allocation, C Share, M&E 1.95%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$14.11	$13.38	$11.90	$12.97	$11.75
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.20	0.17	0.93	(1.54)	0.95
Net increase (decrease) in accumulation unit value	0.42	0.73	1.48	(1.07)	1.22
Accumulation unit value at end of year	$14.53	$14.11	$13.38	$11.90	$12.97
Total return	2.98%	5.46%	12.44%	(8.25)%	10.38%
Net assets, end of year (000’s)	835	814	760	667	820
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$15.62	$14.73	$13.01	$14.08	$12.68
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.35	0.33	1.17	(1.54)	1.13
Net increase (decrease) in accumulation unit value	0.57	0.89	1.72	(1.07)	1.40
Accumulation unit value at end of year	$16.19	$15.62	$14.73	$13.01	$14.08
Total return	3.65%	6.04%	13.22%	(7.60)%	11.04%
Net assets, end of year (000’s)	16,941	18,264	20,141	20,231	27,391
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

	Universal VIA Moderate Allocation, L Share, M&E 1.50%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$15.14	$14.30	$12.66	$13.73	$12.39
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.30	0.28	1.09	(1.54)	1.07
Net increase (decrease) in accumulation unit value	0.52	0.84	1.64	(1.07)	1.34
Accumulation unit value at end of year	$15.66	$15.14	$14.30	$12.66	$13.73
Total return	3.43%	5.87%	12.95%	(7.79)%	10.82%
Net assets, end of year (000’s)	3,210	3,173	3,321	3,248	5,033
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$15.02	$14.20	$12.57	$13.64	$12.32
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.29	0.26	1.08	(1.54)	1.05
Net increase (decrease) in accumulation unit value	0.51	0.82	1.63	(1.07)	1.32
Accumulation unit value at end of year	$15.53	$15.02	$14.20	$12.57	$13.64
Total return	3.40%	5.77%	12.97%	(7.84)%	10.71%
Net assets, end of year (000’s)	47,475	49,916	57,706	64,305	83,171
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

	Universal VIA Moderate Allocation, L Share, M&E 1.75%, Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$14.56	$13.78	$12.23	$13.30	$12.03
Net Investment Income [A]	0.22	0.56	0.55	0.47	0.27
Net realized and unrealized gains (losses) on securities	0.24	0.22	1.00	(1.54)	1.00
Net increase (decrease) in accumulation unit value	0.46	0.78	1.55	(1.07)	1.27
Accumulation unit value at end of year	$15.02	$14.56	$13.78	$12.23	$13.30
Total return	3.16%	5.66%	12.67%	(8.05)%	10.56%
Net assets, end of year (000’s)	7,655	8,096	9,709	9,566	13,425
Expenses to average net assets [B]	1.99%	2.01%	2.02%	2.03%	2.04%
Net investment income to average net assets	4.42%	2.82%	3.34%	3.76%	3.58%
Portfolio turnover rate	1.95%	2.68%	4.32%	4.77%	6.68%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$18.19	$15.42	$12.78	$14.78	$12.39
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.49	2.76	2.33	(2.19)	2.27
Net increase (decrease) in accumulation unit value	2.32	2.77	2.64	(2.00)	2.39
Accumulation unit value at end of year	$20.51	$18.19	$15.42	$12.78	$14.78
Total return	12.75%	17.96%	20.66%	(13.53)%	19.29%
Net assets, end of year (000’s)	16,608	13,639	11,559	9,226	9,607
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

	Universal VIA Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.63	$14.97	$12.44	$14.41	$12.10
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.38	2.65	2.22	(2.16)	2.19
Net increase (decrease) in accumulation unit value	2.21	2.66	2.53	(1.97)	2.31
Accumulation unit value at end of year	$19.84	$17.63	$14.97	$12.44	$14.41
Total return	12.54%	17.77%	20.34%	(13.67)%	19.09%
Net assets, end of year (000’s)	1,659	1,617	1,446	1,199	1,370
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$18.04	$15.32	$12.74	$14.76	$12.40
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.41	2.71	2.27	(2.21)	2.24
Net increase (decrease) in accumulation unit value	2.24	2.72	2.58	(2.02)	2.36
Accumulation unit value at end of year	$20.28	$18.04	$15.32	$12.74	$14.76
Total return	12.42%	17.75%	20.25%	(13.69)%	19.03%
Net assets, end of year (000’s)	4,306	4,059	3,815	3,686	4,850
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

	Universal VIA Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.54	$14.93	$12.44	$14.45	$12.16
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.32	2.60	2.18	(2.20)	2.17
Net increase (decrease) in accumulation unit value	2.15	2.61	2.49	(2.01)	2.29
Accumulation unit value at end of year	$19.69	$17.54	$14.93	$12.44	$14.45
Total return	12.26%	17.48%	20.02%	(13.91)%	18.83%
Net assets, end of year (000’s)	1,773	1,655	1,373	1,143	2,652
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$16.69	$14.22	$11.86	$13.78	$11.62
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.19	2.46	2.05	(2.11)	2.04
Net increase (decrease) in accumulation unit value	2.02	2.47	2.36	(1.92)	2.16
Accumulation unit value at end of year	$18.71	$16.69	$14.22	$11.86	$13.78
Total return	12.10%	17.37%	19.90%	(13.93)%	18.59%
Net assets, end of year (000’s)	5,858	5,206	768	1,482	1,807
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

	Universal VIA Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$16.17	$13.81	$11.53	$13.44	$11.35
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.10	2.35	1.97	(2.10)	1.97
Net increase (decrease) in accumulation unit value	1.93	2.36	2.28	(1.91)	2.09
Accumulation unit value at end of year	$18.10	$16.17	$13.81	$11.53	$13.44
Total return	11.94%	17.09%	19.77%	(14.21)%	18.41%
Net assets, end of year (000’s)	49	44	29	24	27
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.91	$15.19	$12.61	$14.60	$12.24
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.43	2.71	2.27	(2.18)	2.24
Net increase (decrease) in accumulation unit value	2.26	2.72	2.58	(1.99)	2.36
Accumulation unit value at end of year	$20.17	$17.91	$15.19	$12.61	$14.60
Total return	12.62%	17.91%	20.46%	(13.63)%	19.28%
Net assets, end of year (000’s)	751	777	678	641	646
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

	Universal VIA Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.36	$14.75	$12.27	$14.23	$11.96
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.32	2.60	2.17	(2.15)	2.15
Net increase (decrease) in accumulation unit value	2.15	2.61	2.48	(1.96)	2.27
Accumulation unit value at end of year	$19.51	$17.36	$14.75	$12.27	$14.23
Total return	12.38%	17.69%	20.21%	(13.77)%	18.98%
Net assets, end of year (000’s)	74	124	106	88	102
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Growth Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.22	$14.65	$12.18	$14.14	$11.89
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.30	2.56	2.16	(2.15)	2.13
Net increase (decrease) in accumulation unit value	2.13	2.57	2.47	(1.96)	2.25
Accumulation unit value at end of year	$19.35	$17.22	$14.65	$12.18	$14.14
Total return	12.37%	17.54%	20.28%	(13.86)%	18.92%
Net assets, end of year (000’s)	11,191	10,214	8,329	7,099	8,584
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

	Universal VIA Growth Allocation, L Share, M&E 1.75% Enhanced Benefits
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$16.69	$14.22	$11.86	$13.78	$11.62
Net Investment Income (Loss) [A]	(0.17)	0.01	0.31	0.19	0.12
Net realized and unrealized gains (losses) on securities	2.19	2.46	2.05	(2.11)	2.04
Net increase (decrease) in accumulation unit value	2.02	2.47	2.36	(1.92)	2.16
Accumulation unit value at end of year	$18.71	$16.69	$14.22	$11.86	$13.78
Total return	12.10%	17.37%	19.90%	(13.93)%	18.59%
Net assets, end of year (000’s)	1,227	1,068	895	750	1,047
Expenses to average net assets [B]	2.21%	2.28%	2.26%	2.23%	2.21%
Net investment income to average net assets	10.55%	3.26%	5.53%	6.84%	6.19%
Portfolio turnover rate	7.28%	7.66%	6.23%	9.19%	5.65%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.64	$15.25	$13.10	$14.60	$12.75
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.57	2.02	1.71	(1.89)	1.63
Net increase (decrease) in accumulation unit value	1.54	2.39	2.15	(1.50)	1.85
Accumulation unit value at end of year	$19.18	$17.64	$15.25	$13.10	$14.60
Total return	8.73%	15.67%	16.41%	(10.27)%	14.51%
Net assets, end of year (000’s)	38,423	34,410	29,802	25,168	27,777
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.10	$14.81	$12.75	$14.23	$12.46
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.48	1.92	1.62	(1.87)	1.55
Net increase (decrease) in accumulation unit value	1.45	2.29	2.06	(1.48)	1.77
Accumulation unit value at end of year	$18.55	$17.10	$14.81	$12.75	$14.23
Total return	8.48%	15.46%	16.16%	(10.40)%	14.21%
Net assets, end of year (000’s)	6,369	5,961	4,928	4,067	4,911
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.49	$15.15	$13.05	$14.58	$12.77
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.50	1.97	1.66	(1.92)	1.59
Net increase (decrease) in accumulation unit value	1.47	2.34	2.10	(1.53)	1.81
Accumulation unit value at end of year	$18.96	$17.49	$15.15	$13.05	$14.58
Total return	8.40%	15.45%	16.09%	(10.49)%	14.17%
Net assets, end of year (000’s)	10,326	9,922	11,047	10,821	14,687
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

	Universal VIA Moderate Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.01	$14.77	$12.75	$14.27	$12.52
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.43	1.87	1.58	(1.91)	1.53
Net increase (decrease) in accumulation unit value	1.40	2.24	2.02	(1.52)	1.75
Accumulation unit value at end of year	$18.41	$17.01	$14.77	$12.75	$14.27
Total return	8.23%	15.17%	15.84%	(10.65)%	13.98%
Net assets, end of year (000’s)	1,143	1,207	1,504	1,451	1,987
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$16.18	$14.06	$12.15	$13.61	$11.96
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.34	1.75	1.47	(1.85)	1.43
Net increase (decrease) in accumulation unit value	1.31	2.12	1.91	(1.46)	1.65
Accumulation unit value at end of year	$17.49	$16.18	$14.06	$12.15	$13.61
Total return	8.10%	15.08%	15.72%	(10.73)%	13.80%
Net assets, end of year (000’s)	1,367	1,247	1,290	1,334	1,312
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

	Universal VIA Moderate Growth Allocation, C Share, M&E 1.95% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$15.68	$13.66	$11.82	$13.27	$11.68
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.27	1.65	1.40	(1.84)	1.37
Net increase (decrease) in accumulation unit value	1.24	2.02	1.84	(1.45)	1.59
Accumulation unit value at end of year	$16.92	$15.68	$13.66	$11.82	$13.27
Total return	7.91%	14.79%	15.57%	(10.93)%	13.61%
Net assets, end of year (000’s)	582	779	693	498	496
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$17.37	$15.02	$12.92	$14.41	$12.61
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.52	1.98	1.66	(1.88)	1.58
Net increase (decrease) in accumulation unit value	1.49	2.35	2.10	(1.49)	1.80
Accumulation unit value at end of year	$18.86	$17.37	$15.02	$12.92	$14.41
Total return	8.58%	15.65%	16.25%	(10.34)%	14.27%
Net assets, end of year (000’s)	2,201	2,022	1,857	1,649	2,192
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$16.83	$14.59	$12.58	$14.05	$12.31
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.44	1.87	1.57	(1.86)	1.52
Net increase (decrease) in accumulation unit value	1.41	2.24	2.01	(1.47)	1.74
Accumulation unit value at end of year	$18.24	$16.83	$14.59	$12.58	$14.05
Total return	8.38%	15.35%	15.98%	(10.46)%	14.13%
Net assets, end of year (000’s)	209	245	213	299	415
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$16.70	$14.48	$12.49	$13.96	$12.24
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.42	1.85	1.55	(1.86)	1.50
Net increase (decrease) in accumulation unit value	1.39	2.22	1.99	(1.47)	1.72
Accumulation unit value at end of year	$18.09	$16.70	$14.48	$12.49	$13.96
Total return	8.32%	15.33%	15.93%	(10.53)%	14.05%
Net assets, end of year (000’s)	8,809	8,824	8,529	8,612	11,166
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

	Universal VIA Moderate Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$16.18	$14.06	$12.15	$13.61	$11.96
Net Investment Income (Loss) [A]	(0.03)	0.37	0.44	0.39	0.22
Net realized and unrealized gains (losses) on securities	1.34	1.75	1.47	(1.85)	1.43
Net increase (decrease) in accumulation unit value	1.31	2.12	1.91	(1.46)	1.65
Accumulation unit value at end of year	$17.49	$16.18	$14.06	$12.15	$13.61
Total return	8.10%	15.08%	15.72%	(10.73)%	13.80%
Net assets, end of year (000’s)	2,348	2,225	2,011	2,114	3,180
Expenses to average net assets [B]	2.09%	2.13%	2.11%	2.12%	2.16%
Net investment income to average net assets	8.16%	3.02%	4.46%	5.08%	4.88%
Portfolio turnover rate	4.76%	5.67%	4.30%	4.66%	7.33%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.40%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$13.03	$11.68	$9.76	$12.07	$9.47
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.59	1.16	1.40	(2.76)	2.31
Net increase (decrease) in accumulation unit value	0.79	1.35	1.92	(2.31)	2.60
Accumulation unit value at end of year	$13.82	$13.03	$11.68	$9.76	$12.07
Total return	6.06%	11.56%	19.67%	(19.14)%	27.46%
Net assets, end of year (000’s)	2,468	2,110	1,917	1,497	1,831
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

	Universal VIA International Growth Allocation, B Share, M&E 1.40% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$12.63	$11.34	$9.49	$11.77	$9.25
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.53	1.10	1.33	(2.73)	2.23
Net increase (decrease) in accumulation unit value	0.73	1.29	1.85	(2.28)	2.52
Accumulation unit value at end of year	$13.36	$12.63	$11.34	$9.49	$11.77
Total return	5.78%	11.38%	19.49%	(19.37)%	27.24%
Net assets, end of year (000’s)	608	585	565	803	986
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, B Share, M&E 1.65%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$12.92	$11.60	$9.72	$12.06	$9.48
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.54	1.13	1.36	(2.79)	2.29
Net increase (decrease) in accumulation unit value	0.74	1.32	1.88	(2.34)	2.58
Accumulation unit value at end of year	$13.66	$12.92	$11.60	$9.72	$12.06
Total return	5.73%	11.38%	19.34%	(19.40)%	27.22%
Net assets, end of year (000’s)	2,049	2,370	2,200	2,020	2,773
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

	Universal VIA International Growth Allocation, B Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$12.57	$11.31	$9.49	$11.80	$9.30
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.49	1.07	1.30	(2.76)	2.21
Net increase (decrease) in accumulation unit value	0.69	1.26	1.82	(2.31)	2.50
Accumulation unit value at end of year	$13.26	$12.57	$11.31	$9.49	$11.80
Total return	5.49%	11.14%	19.18%	(19.58)%	26.88%
Net assets, end of year (000’s)	384	397	384	343	1,000
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, C Share, M&E 1.95%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$11.96	$10.77	$9.05	$11.26	$8.88
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.44	1.00	1.20	(2.66)	2.09
Net increase (decrease) in accumulation unit value	0.64	1.19	1.72	(2.21)	2.38
Accumulation unit value at end of year	$12.60	$11.96	$10.77	$9.05	$11.26
Total return	5.35%	11.05%	19.01%	(19.63)%	26.80%
Net assets, end of year (000’s)	301	307	271	215	282
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

	Universal VIA International Growth Allocation, C Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$11.59	$10.46	$8.80	$10.98	$8.68
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.40	0.94	1.14	(2.63)	2.01
Net increase (decrease) in accumulation unit value	0.60	1.13	1.66	(2.18)	2.30
Accumulation unit value at end of year	$12.19	$11.59	$10.46	$8.80	$10.98
Total return	5.18%	10.80%	18.86%	(19.85)%	26.50%
Net assets, end of year (000’s)	16	16	15	13	13
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.50%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$12.83	$11.51	$9.62	$11.92	$9.36
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.56	1.13	1.37	(2.75)	2.27
Net increase (decrease) in accumulation unit value	0.76	1.32	1.89	(2.30)	2.56
Accumulation unit value at end of year	$13.59	$12.83	$11.51	$9.62	$11.92
Total return	5.92%	11.47%	19.65%	(19.30)%	27.35%
Net assets, end of year (000’s)	176	166	160	134	166
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

	Universal VIA International Growth Allocation, L Share, M&E 1.50% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$12.43	$11.17	$9.36	$11.62	$9.15
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.51	1.07	1.29	(2.71)	2.18
Net increase (decrease) in accumulation unit value	0.71	1.26	1.81	(2.26)	2.47
Accumulation unit value at end of year	$13.14	$12.43	$11.17	$9.36	$11.62
Total return	5.71%	11.28%	19.34%	(19.45)%	26.99%
Net assets, end of year (000’s)	12	12	10	36	50
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA International Growth Allocation, L Share, M&E 1.75%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$12.34	$11.09	$9.30	$11.55	$9.09
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.49	1.06	1.27	(2.70)	2.17
Net increase (decrease) in accumulation unit value	0.69	1.25	1.79	(2.25)	2.46
Accumulation unit value at end of year	$13.03	$12.34	$11.09	$9.30	$11.55
Total return	5.59%	11.27%	19.25%	(19.48)%	27.06%
Net assets, end of year (000’s)	1,226	1,174	1,124	1,076	1,525
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

	Universal VIA International Growth Allocation, L Share, M&E 1.75% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$11.96	$10.77	$9.05	$11.26	$8.88
Net Investment Income [A]	0.20	0.19	0.52	0.45	0.29
Net realized and unrealized gains (losses) on securities	0.44	1.00	1.20	(2.66)	2.09
Net increase (decrease) in accumulation unit value	0.64	1.19	1.72	(2.21)	2.38
Accumulation unit value at end of year	$12.60	$11.96	$10.77	$9.05	$11.26
Total return	5.35%	11.05%	19.01%	(19.63)%	26.80%
Net assets, end of year (000’s)	347	297	262	222	389
Expenses to average net assets [B]	2.44%	2.52%	2.26%	2.23%	2.21%
Net investment income (loss) to average net assets	3.30%	(1.38)%	(0.03)%	3.88%	0.28%
Portfolio turnover rate	8.03%	5.16%	7.68%	10.01%	8.69%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.40%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$7.55	$7.67	$7.72	$7.89	$8.04
Net Investment Income (Loss) [A]	(0.54)	0.07	0.03	(0.23)	(0.24)
Net realized and unrealized gains (losses) on securities	0.39	(0.19)	(0.08)	0.06	0.09
Net (decrease) in accumulation unit value	(0.15)	(0.12)	(0.05)	(0.17)	(0.15)
Accumulation unit value at end of year	$7.40	$7.55	$7.67	$7.72	$7.89
Total return	(1.99)%	(1.56)%	(0.65)%	(2.15)%	(1.87)%
Net assets, end of year (000’s)	1,385	2,627	2,748	1,785	2,476
Expenses to average net assets [B]	2.39%	2.35%	2.68%	2.32%	2.19%
Net investment (loss) to average net assets	(2.12)%	(1.93)%	(0.99)%	(2.31)%	(2.19)%
Portfolio turnover rate	29.32%	117.91%	76.45%	78.10%	67.82%

	Universal VIA Money Market, B Share, M&E 1.40% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$7.33	$7.46	$7.52	$7.70	$7.87
Net Investment Income (Loss) [A]	(0.54)	0.07	0.03	(0.23)	(0.24)
Net realized and unrealized gains (losses) on securities	0.38	(0.20)	(0.09)	0.05	0.07
Net (decrease) in accumulation unit value	(0.16)	(0.13)	(0.06)	(0.18)	(0.17)
Accumulation unit value at end of year	$7.17	$7.33	$7.46	$7.52	$7.70
Total return	(2.18)%	(1.74)%	(0.80)%	(2.34)%	(2.16)%
Net assets, end of year (000’s)	502	524	161	264	534
Expenses to average net assets [B]	2.39%	2.35%	2.68%	2.32%	2.19%
Net investment (loss) to average net assets	(2.12)%	(1.93)%	(0.99)%	(2.31)%	(2.19)%
Portfolio turnover rate	29.32%	117.91%	76.45%	78.10%	67.82%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, B Share, M&E 1.65%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$7.53	$7.68	$7.74	$7.93	$8.11
Net Investment Income (Loss) [A]	(0.54)	0.07	0.03	(0.23)	(0.24)
Net realized and unrealized gains (losses) on securities	0.38	(0.22)	(0.09)	0.04	0.06
Net (decrease) in accumulation unit value	(0.16)	(0.15)	(0.06)	(0.19)	(0.18)
Accumulation unit value at end of year	$7.37	$7.53	$7.68	$7.74	$7.93
Total return	(2.12)%	(1.95)%	(0.78)%	(2.40)%	(2.22)%
Net assets, end of year (000’s)	821	1,090	683	1,537	850
Expenses to average net assets [B]	2.39%	2.35%	2.68%	2.32%	2.19%
Net investment (loss) to average net assets	(2.12)%	(1.93)%	(0.99)%	(2.31)%	(2.19)%
Portfolio turnover rate	29.32%	117.91%	76.45%	78.10%	67.82%

	Universal VIA Money Market, B Share, M&E 1.65% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$7.14	$7.29	$7.36	$7.56	$7.75
Net Investment Income (Loss) [A]	(0.54)	0.07	0.03	(0.23)	(0.24)
Net realized and unrealized gains (losses) on securities	0.37	(0.22)	(0.10)	0.03	0.05
Net (decrease) in accumulation unit value	(0.17)	(0.15)	(0.07)	(0.20)	(0.19)
Accumulation unit value at end of year	$6.97	$7.14	$7.29	$7.36	$7.56
Total return	(2.38)%	(2.06)%	(0.95)%	(2.65)%	(2.45)%
Net assets, end of year (000’s)	60	126	137	139	149
Expenses to average net assets [B]	2.39%	2.35%	2.68%	2.32%	2.19%
Net investment (loss) to average net assets	(2.12)%	(1.93)%	(0.99)%	(2.31)%	(2.19)%
Portfolio turnover rate	29.32%	117.91%	76.45%	78.10%	67.82%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, C Share, M&E 1.95%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$6.96	$7.11	$7.19	$7.39	$7.58
Net Investment Income (Loss) [A]	(0.54)	0.07	0.03	(0.23)	(0.24)
Net realized and unrealized gains (losses) on securities	0.36	(0.22)	(0.11)	0.03	0.05
Net (decrease) in accumulation unit value	(0.18)	(0.15)	(0.08)	(0.20)	(0.19)
Accumulation unit value at end of year	$6.78	$6.96	$7.11	$7.19	$7.39
Total return	(2.59)%	(2.11)%	(1.11)%	(2.71)%	(2.51)%
Net assets, end of year (000’s)	411	415	429	506	615
Expenses to average net assets [B]	2.39%	2.35%	2.68%	2.32%	2.19%
Net investment (loss) to average net assets	(2.12)%	(1.93)%	(0.99)%	(2.31)%	(2.19)%
Portfolio turnover rate	29.32%	117.91%	76.45%	78.10%	67.82%

	Universal VIA Money Market, C Share, M&E 1.95% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$6.75	$6.91	$7.00	$7.21	$7.41
Net Investment Income (Loss) [A]	(0.54)	0.07	0.03	(0.23)	(0.24)
Net realized and unrealized gains (losses) on securities	0.36	(0.23)	(0.12)	0.02	0.04
Net (decrease) in accumulation unit value	(0.18)	(0.16)	(0.09)	(0.21)	(0.20)
Accumulation unit value at end of year	$6.57	$6.75	$6.91	$7.00	$7.21
Total return	(2.67)%	(2.32)%	(1.29)%	(2.91)%	(2.70)%
Net assets, end of year (000’s)	172	203	212	218	222
Expenses to average net assets [B]	2.39%	2.35%	2.68%	2.32%	2.19%
Net investment (loss) to average net assets	(2.12)%	(1.93)%	(0.99)%	(2.31)%	(2.19)%
Portfolio turnover rate	29.32%	117.91%	76.45%	78.10%	67.82%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.50%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$-	$-	$-	$-	$7.96
Net Investment (Loss) [A]	(0.54)	-	-	-	(0.24)
Net realized and unrealized gains on securities	7.82	-	-	-	0.07
Net increase (decrease) in accumulation unit value	7.28	-	-	-	(0.17)
Accumulation unit value at end of year	$7.28	$-	$-	$-	$7.79
Total return	-%	-%	-%	-%	(2.14)%
Net assets, end of year (000’s)	1	-	-	-	263
Expenses to average net assets [B]	2.39%	-%	-%	-%	2.19%
Net investment (loss) to average net assets	(2.12)%	-%	-%	-%	(2.19)%
Portfolio turnover rate	29.32%	-%	-%	-%	67.82%

	Universal VIA Money Market, L Share, M&E 1.50% Enhanced Death Benefit
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$7.22	$7.36	$7.42	$7.61	$7.79
Net Investment Income (Loss) [A]	(0.54)	0.07	0.03	(0.23)	(0.24)
Net realized and unrealized gains (losses) on securities	0.37	(0.21)	(0.09)	0.04	0.06
Net (decrease) in accumulation unit value	(0.17)	(0.14)	(0.06)	(0.19)	(0.18)
Accumulation unit value at end of year	$7.05	$7.22	$7.36	$7.42	$7.61
Total return	(2.35)%	(1.90)%	(0.81)%	(2.50)%	(2.31)%
Net assets, end of year (000’s)	3	4	4	15	573
Expenses to average net assets [B]	2.39%	2.35%	2.68%	2.32%	2.19%
Net investment (loss) to average net assets	(2.12)%	(1.93)%	(0.99)%	(2.31)%	(2.19)%
Portfolio turnover rate	29.32%	117.91%	76.45%	78.10%	67.82%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

FINANCIAL HIGHLIGHTS

	Universal VIA Money Market, L Share, M&E 1.75%
	Year	Year	Year	Year	Year
	Ending	Ending	Ending	Ending	Ending
	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,	Dec. 31,
	2021	2020	2019	2018[C]	2017[C]
Accumulation unit value at beginning of year	$7.24	$7.39	$7.45	$7.64	$7.83
Net Investment Income (Loss) [A]	(0.54)	0.07	0.03	(0.23)	(0.24)
Net realized and unrealized gains (losses) on securities	0.37	(0.22)	(0.09)	0.04	0.05
Net (decrease) in accumulation unit value	(0.17)	(0.15)	(0.06)	(0.19)	(0.19)
Accumulation unit value at end of year	$7.07	$7.24	$7.39	$7.45	$7.64
Total return	(2.35)%	(2.03)%	(0.81)%	(2.49)%	(2.43)%
Net assets, end of year (000’s)	390	601	451	737	1,333
Expenses to average net assets [B]	2.39%	2.35%	2.68%	2.32%	2.19%
Net investment (loss) to average net assets	(2.12)%	(1.93)%	(0.99)%	(2.31)%	(2.19)%
Portfolio turnover rate	29.32%	117.91%	76.45%	78.10%	67.82%

[A]	Calculated based on average number of units outstanding.
[B]	Does not include expenses of the underlying investments in which the Subaccount invests.
[C]	Unaudited

The Notes to Financial Statements are an integral part of this report

NOTES TO FINANCIAL STATEMENTS

At December 31, 2021

1. ORGANIZATION

Fortune V Separate Account (the “Separate Account”) is a non-diversified separate account of Universal Life Insurance Company (“ULICO”). The Separate Account was established in March 2007 to record and account for assets and liabilities associated with Universal Variable Annuity (“VIA”) line of business. Effective May 24, 2021, the Separate Account became registered under the Investment Company Act of 1940, as amended. On December 23, 2021, the Separate Account became effective under the Securities Act of 1933, as amended (the “1933 Act”). Universal VIA sales were not available from the period from May 24, 2021 thru December 23, 2021, when the registration became effective under the 1933 Act. The Separate Account follows investment company accounting and reporting guidance in accordance with Accounting Standards Codification Section 946, Financial Services – Investment Companies. The Separate Account is composed of six different subaccounts (each, a “Subaccount” and collectively, the “Subaccounts”) that are separate investment funds and are as follows.

Subaccount
Fortune V Separate Account – Universal VIA Conservative Allocation (“VIA Conservative Alloc”)
Fortune V Separate Account – Universal VIA Moderate Allocation (“VIA Moderate Alloc”)
Fortune V Separate Account – Universal VIA Moderate Growth Allocation (“VIA Mod Growth Alloc”) Fortune V Separate Account – Universal VIA Growth Allocation (“VIA Growth Alloc”)
Fortune V Separate Account – Universal VIA International Moderate Growth Allocation (“VIA Int Mod Growth Alloc”) Fortune V Separate Account - Universal VIA Money Market (“VIA Money Mrkt Alloc”)

Each Subaccount invests substantially all of its investable assets among mutual funds. Assets within the Separate Account are legally insulated from ULICO assets. The only shareholders of the Separate Account are contract holders of the Universal VIA annuity product issued by ULICO.

The Fortune V Separate Account maintains Morningstar Investment Management LLC as the Portfolio Construction Manager to serve as asset allocation consultant in connection with the management of the Sub-Accounts with the exception of the Money Market Portfolio. Morningstar Investment Management LLC is a registered investment adviser and wholly owned subsidiary of Morningstar, Inc.

The Statement of Additional Information (“SAI”) provides information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Variable Account. The SAI, is available without charge upon request by calling 1-787-706-7337 and on the SEC’s website at www.sec.gov.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: In preparing the Subaccounts’ financial statements in accordance with Generally Accepted Accounting Principles in the United States of America (“GAAP”), estimates or assumptions (which could differ from actual results) may be used that affect reported amounts and disclosures.

Security transactions: Security transactions are accounted for on the trade date. Security gains and losses are calculated on the specific identification basis. Net realized gains (losses) are included in the statement of operations.

Operating expenses: The Separate Account, accounts separately for the assets, liabilities, and operations of each Subaccount. Each Subaccount indirectly bears the fees and expenses reflected in the underlying mutual funds unit value. These expenses are not reflected in the expenses within the Statements of Operations of the Subaccount and are not included in the Expenses to average net assets, and Net investment income (loss) to average net assets within the Financial Highlights.

Commitments and contingencies: In the normal course of business, the Subaccounts enter into contracts that contain a variety of representations that provide general indemnifications. The Subaccounts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Subaccounts and/or their affiliates that have not yet occurred. However, based on experience, the Subaccounts expect the risk of loss to be remote.

Dividends: Dividends payable to the Variable Account are automatically reinvested in shares of the Fund when paid. Dividend income is recognized on the ex-dividend date.

3. INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The value of each Subaccount’s investment in a corresponding underlying mutual funds is valued at the mutual fund unit value per share at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Subaccounts utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Subaccounts’ own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using net asset value (“NAV”) per share, or its equivalent, using the “practical expedient”. The hierarchy classification of inputs used to value the Subaccounts’ investments at December 31, 2021, is disclosed within the Investment Valuation section of each Subaccount’s Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Each Subaccount invests substantially all of its investable assets among mutual funds. Investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

4. RISK FACTORS

Investing in the Subaccounts involves certain key risks related to the Subaccounts’ trading activity. Please refer to the Subaccounts’ prospectus for a more complete discussion of the following risks, as well as other risks of investing in the Subaccounts.

Market risk and Coronavirus: The market values of a Subaccount’s securities and other assets will fluctuate, sometimes sharply and unpredictably, due to changes in general market conditions, overall economic trends or events, governmental actions or interventions, actions taken by the U.S. Federal Reserve or foreign central banks, political developments, warfare conflicts, investor sentiment, public health emergencies such as a pandemic, and other factors that may or may not be related to the issuer of the security or other asset. The market prices of securities and other assets also may go down due to events or conditions that affect particular sectors, industries or issuers. Adverse market conditions may be prolonged and may not have the same impact on all types of securities or other assets.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, public health events, terrorism, technology and data interruptions, natural disasters, and other circumstances in one or more countries or regions could be highly disruptive to, and have profound impacts on, global economies or markets. As a result, whether or not a Subaccount invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of a Subaccount’s investments may go down.

The COVID-19 pandemic has caused substantial market disruption around the world, including the U.S. There have been periods of extreme volatility, and periods where there have been no buyers for certain securities, including U.S. Treasury securities. Some sectors of the economy and individual issuers have experienced particularly large losses. The pandemic has reduced liquidity of particular investments and asset classes; resulted in significant disruptions to business operations, including business closures; strained healthcare systems; disrupted supply chains, consumer demand and employee availability; and restricted travel. These conditions may continue for an extended period of time, or worsen. The pandemic may result in a sustained domestic or global economic downturn or recession. Developing or emerging market countries may be more adversely impacted. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken extraordinary actions to support local and global economies and the financial markets in response to the COVID-19 pandemic. These actions have resulted in significant expansion of public debt, including in the U.S. The long-term consequences of this level of public debt are not known. In addition, certain interest rates have been reduced to very low levels. This and other government intervention into the economy and financial markets to address the pandemic may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

The COVID-19 pandemic could continue to adversely affect the value and liquidity of a Subaccount’s investments, impair a Subaccount’s ability to satisfy redemption requests, and negatively impact a Subaccount’s performance.

Because Universal Life’s business is written in Puerto Rico, Universal Life’s insurance risk is not as diversified as the risk of a carrier that covers a broader geographical area. A natural catastrophe could cause damage to a large number of Universal Life’s policyholders, which would result in significantly increased losses to Universal Life. Management believes, however, that Universal Life’s reinsurance program will reduce to a manageable level its net exposure in any such catastrophe.

5. FEES AND OTHER AFFILIATED TRANSACTIONS

The Separate Account has an investment advisory agreement with Universal Financial Services, Inc., (“UFS”). UFS, a Puerto Rico corporation, is a wholly-owned subsidiary of Universal Group, Inc. (“UNIGR”) and an affiliate of ULICO. Pursuant the investment advisory agreement, UFS charges a fee to the Subaccounts of 0.35% of the value of the assets of the Subaccounts. The advisory expenses included in the accompanying statements of operations consist of fees charged by UFS to the Separate Account during the year ended December 31, 2021. Advisory fees due to UFS as of December 31, 2021 amounted to $172,626, included as accrued expenses in the accompanying statements of assets and liabilities.

Certain officers of the Separate Account are also officers, or employees of UNIGR or its affiliates. None of the Separate Account’s officers receives compensation from the Subaccounts. Board members received fees amounting to $13,500 during 2021 from ULICO.

During the year ended December 31, 2021, the Subaccounts incurred no brokerage commissions on security transactions.

6. PURCHASES AND SALES OF SECURITIES

For the year ended December 31, 2021, the cost of securities purchased and proceeds from securities sold are as follows:

Subaccount	Purchases of Securities	Sales of Securities
Universal VIA Conservative Allocation	$16,905,046	$22,343,306
Universal VIA Moderate Allocation	68,103,071	73,702,447
Universal VIA Moderate Growth Allocation	13,891,909	8,881,914
Universal VIA Growth Allocation	9,377,049	4,625,291
Universal VIA International Moderate Growth Allocation	915,014	929,235
Universal VIA Money Market	1,301,550	3,144,052

7. INCOME TAXES

The operations of the Separate Account form a part of, and are taxed with, the operations of ULICO, a wholly-owned subsidiary of Universal Insurance Company (“UNICO”), which is a wholly-owned subsidiary of UNIGR. ULICO does not expect, based upon current tax law, to incur any income tax upon the earnings or realized capital gains attributable to the Separate Account. Because of such situation, no charges are currently being deducted from the Separate Account for federal and Puerto Rico income tax purposes. The Subaccounts recognize uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Pursuant to Section 1023.01 of the Puerto Rico Internal Revenue Code of 2011, as amended, a special tax equal to 0.10% of the total asset value of the Separate Account as of December 31 of each calendar year is reported and fully paid by the life insurance company. This special tax is payable to the Puerto Rico Treasury Department. Special tax payable as of December 31, 2021 amounted to $515,672 and is included in units redeemed in the accompanying Statement of Assets and Liabilities.

8. SUBSEQUENT EVENT

The Company has evaluated all subsequent events through February 28, 2022, the date the financial statements were issued. No other events have occurred subsequent to December 31, 2021 that would require disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and the Contract holders of Fortune V Separate Account

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of Fortune V Separate Account (the “Separate Account”) (comprising Fortune V Separate Account - Universal VIA Conservative Allocation, Fortune V Separate Account - Universal VIA Moderate Allocation, Fortune V Separate Account - Universal VIA Moderate Growth Allocation, Fortune V Separate Account- Universal VIA Growth Allocation, Fortune V Separate Account- Universal VIA International Moderate Growth Allocation, Fortune V Separate Account - Universal VIA Money Market) (collectively referred to as the “Subaccounts”), including the schedule of investments, as of December 3 l, 202 l, the related statements of operations, for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Subaccounts comprising Fortune V Separate Account at December 31, 2021, the results of their operations, the changes in their net assets for each of the two years in the period then ended and its financial highlights for each of the three years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on the Subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Separate Account is not required to have, nor were we engaged to perform, an audit of the Fund’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Universal investment companies since 2021.

San Juan, Puerto Rico

February 28, 2022

Management of the Trust

Board Members and Officers

The members of the Board (“Board Members”) and executive officers of the Trust are listed below. The Board of Directors was created on the effective date of the Separate Account registration with the SEC on May 2021.

“Interested Board Member” means a board member who may be deemed an “interested person” (as that term is defined in the 1940 Act) of the Trust because of his current or former service with UNIGR or an affiliate of UNIGR. Interested Board Members may also be referred to herein as “Interested Trustees.” “Independent Board Member” means a Board Member who is not an “interested person” (as defined under the 1940 Act) of the Trust and may also be referred to herein as an “Independent Trustee.”

The Board governs each fund and is responsible for protecting the interests of the shareholders. The Board Members are experienced executives who meet periodically throughout the year to oversee the business affairs of each fund and the operation of each fund by its officers. The Board also reviews the management of each fund’s assets by the investment manager and its respective sub-adviser.

The mailing address of each member of the Board is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171.

Further information about the Fund’s Board Members and Officers is available in the Fund’s Statement of Additional Information, which can be obtained without charge by calling 1-787-706-7337.

The Board Members, their positions with the Trust, and their principal occupations, the number of funds the Board oversees, and other board memberships they hold are set forth in the table below. The length of time served is provided from the date a Board Member became a member of the Board.

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directors hips Held by Director
Manuel O. Morera, CPA, CGMA (1956)	Member, Board	Since 2021	Accountant, tax and business advisor as a sole practitioner.	1	None

Francisco J. Perdomo, CPA (1961)	Member, Board	Since 2021	PSV & Co., PSC (accounting firm), Managing Director and Certified Public Accountant.	1	None

The members of the Board listed above are not “interested persons” of the Variable Account within the meaning of section 2(a)(19) of the 1940 Act (“Independent Board Members”).

(1)	(2)	(3)	(4)	(5)	(6)
Name and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directors hips Held by Director
Waldemar Fabery- Villaespesa (1965)	Member, Board	Since 2021	Special Counsel, Toro Colón Mullet, P.S.C., a legal services firm	1	None

*	Mr. Waldemar Fabery-Villaespesa is designated as an “interested person” because he is a member of several boards of a controlling party of UFS.

*

Each Board Member shall hold office until: 1) his or her successor is elected and qualified or 2) he or she resigns, retires or his or her term as a Board Member is terminated in accordance with the Trust’s Declaration of Trust.

OFFICERS

The mailing address of each officer is c/o Universal Life Insurance Company, PO Box 2171, San Juan, PR 00922 – 2171. The following table shows information about the officers, including their year of birth, their positions held with the Variable Account and their principal occupations during the past five years (their titles may have varied during that period). Each officer will hold office until his or her successor has been duly elected or appointed or until his or her earlier death, resignation or removal.

(1)	(2)	(3)	(4)
Name and Year of Birth	Position(s) Held with Registrant	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
John Blue (1977)	Chief Compliance Officer	Since 2021	Managing Partner, PINE Advisor Solutions (provider of outsourced non-investment fund services) (Since 2018); Previously, Sr. Vice President and Dir. of Operations and Chief Compliance Officer, 361 Capital, LLC (financial adviser) (2010 to 2018).

Jose C. Benitez (1975)	President	Since 2021	President of Universal Life Insurance Company and Universal Financial Services (2006). Previously Senior Account Manager, Manulife Financial. 24 years of financial services experience. Series 7 & 24 Licenses, FLMI Designation

Roberto J. Martinez, CPA (1964)	Secretary & Treasurer	Since 2021	CFO Universal Group, Previously COO Triple S Propiedad (1999 to 2014), SIMED and ASC Finance Manager (1991 to 1999) and Audit Supervisor with KPMG (1987 to 1991).

(b) Not applicable.

Item 2. Code of Ethics.

(a) Fortune V Separate Account (the “Fund” or the “registrant”) has adopted a Code of Ethics that applies to the Fund’s principal executive officer and principal financial officer (the “Code”).

(b) No disclosures are required by this Item 2(b).

(c) The Fund has not made any amendment to the Code during the period covered by this Form N-CSR.

(d) There have been no waivers granted by the Fund to individuals covered by the Code during the reporting period for Form N-CSR.

(e) Not applicable.

(f) A copy of the Code is incorporated herein by reference as Exhibit 13(a)(1).

Item 3. Audit Committee Financial Expert.

(a)	(1) The Board of Directors of the Fund has determined that it has an audit committee financial expert serving on the Fund’s Audit Committee that possesses the attributes identified in Item 3(b) to Form N-CSR.

(2) The names of the audit committee financial experts are Francisco Perdomo and Manuel Morera. Messrs. Perdomo and Morera have been deemed to be “independent” as that term is defined in Item 3(a)(2) of Form N-CSR.

(3) Not applicable.

Item 4. Principal Accountant Fees and Services.

Ernst & Young LLP (“E&Y”) served as the principal accountant for the Registrant for the fiscal years ended December 31, 2020 and December 31, 2021.

(a)	AUDIT FEES: The aggregate fees billed for professional services rendered by its principal accountant, E&Y for the audit of the Registrant’s annual financial statements for the fiscal years ended December 31, 2020 and December 31, 2021 were $53,000 and $43,000, respectively.

(b)	AUDIT RELATED FEES: No such fees were billed to the Registrant by E&Y for the fiscal years ended December 31, 2020 and December 31, 2021.

(c)	TAX FEES: The aggregate fees billed for professional services rendered by E&Y for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2020 and December 31, 2021 were $0 and $0, respectively. Such services included the review of the Fund’s tax and excise returns.

(d)	ALL OTHER FEES: No such fees were billed to the Registrant by E&Y for the fiscal years ended December 31, 2020 and December 31, 2021.

(e)	(1) The Registrant’s audit committee pre-approves all audit and non-audit services to be performed by the Registrant’s accountant before the accountant is engaged by the Registrant to perform such services.

(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	Not applicable

(c)	100%

(d)	Not applicable

(f)	Not applicable.

(g)	The aggregate fees billed by the Registrant’s principal accountant, E&Y, for non-audit services rendered to the Registrant, the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entities controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant for the fiscal years ended December 31, 2020 and December 31, 2021 were $0 and $0, respectively.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable.

(b)	Not applicable.

Item 6. Investments.

(a)	Included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a) The Fund’s principal executive and principal financial officers have concluded that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, as of a date within 90 days of the filing date of this Form N-CSR based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act) and Rules 13a-15(b) or 15d-15(b) under the 1934 Act).

(b) There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a) (1)	Code of Ethics is filed herewith.

(a) (2)	The certifications required by Rule 30a-2(a) under the 1940 Act are filed herewith.

(a) (3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORTUNE V SEPARATE ACCOUNT

By:	/s/ Jose C. Benitez
Jose C. Benitez Principal Executive Officer

Date:	March 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jose C. Benitez
Jose C. Benitez Principal Executive Officer

Date:	March 1, 2022

By:	/s/ Roberto J. Martinez
Roberto J. Martinez Principal Financial Officer & Secretary

Date:	March 1, 2022